EQUITY	12 Months Ended
Dec. 31, 2018
Equity [abstract]
EQUITY
IN MILLIONS OF USD	31.12.2018	31.12.2017
Share capital	0.1	0.1

21.1	INITIAL PUBLIC OFFERING (IPO)

On January 31, 2018, Hudson Ltd issued 92,511,080 common shares with a par value of USD 0.001 each which are fully paid by Dufry International AG. Holders of Class A and Class B common shares have the same rights other than with respect to voting and conversion rights. Each Class A common share entitles to one vote and each Class B common share entitles to 10 votes. Class B common shares are convertible into one Class A common share at the option of the holder of such Class B common share holder. Holders of our common shares have no preemptive, redemption, conversion or sinking fund rights.

Simultaneously, the secondary IPO took place in which our main shareholder, Dufry International AG, offered 39,417,765 Class A common shares of Hudson Ltd., or approximately 42.6 % of the total outstanding Class A and Class B common shares, at a public offering price of USD 19.00 per share, adding up to total consideration received by Dufry International AG of USD 714.4 million after underwriting discounts and commissions, but before other expenses.

The following table reflects the issued shares as of December 31, 2018.

IN MILLIONS OF USD	NUMBER OF SHARES[1]	SHARE CAPITAL
Class A common shares	39,417,765	-
Class B common shares	53,093,315	0.1
Balance at December 31, 2018	92,511,080	0.1

1	Class A and B common shares are equally eligible for dividend payments.

21.2	TREASURY SHARES

Treasury shares are valued at historical cost.

		TOTAL EQUITY
	NUMBER OF CLASS A COMMON SHARES	IN MILLIONS OF USD
Balance at January 1, 2018	-	-
Share purchases	(125,000)	(2.0)
Balance at December 31, 2018	(125,000)	(2.0)

21.3	SHARE-BASED PAYMENTS

SHARE PLAN OF HUDSON LTD.

On June 28, 2018, Hudson Ltd. granted an IPO-award in the form of restricted share units (RSU’s) to selected members of management. The IPO-award consists of 526,313 RSU’s in total. One RSU gives the holder the right to receive free of charge one Hudson Ltd. Class A common share. At grant date, the fair value of one RSU award represented the market value for one Hudson Ltd. share at that date, i.e. USD 17.39. The RSUs were vested on the grant date and will be settled 50 % in first quarter 2019 and 50 % in first quarter 2020. Hudson expects to settle such awards by purchasing Class A common shares in the market or by issuing new shares. Hudson recognized the USD 9.2 million expenses related to this award through shareholders’ equity as these incentives were provided in connection with the successful listing of Hudson Ltd. As of December 31, 2018, no IPO-award forfeited, therefore 526,313 RSU awards remain outstanding.

On October 31, 2018, Hudson Ltd. granted to selected members of its senior management the Hudson LTI Plan award 2018 consisting of 435,449 performance share units (PSU’s) and 145,150 RSU’s. The plan has a contractual life of 30 months and will vest on May 1, 2021. At grant date the fair value of one PSU or RSU award 2018 represents the market value for one Hudson share at that date, i.e. USD 21.14, adjusted by the probability that participants comply with the ongoing contractual relationship clauses. As of December 31, 2018, no PSU or RSU Hudson award 2018 forfeited, so that all 435,449 PSU’s and 145,150 RSU's Hudson awards 2018 remain outstanding.

The holders of each PSU award 2018 will have the right to receive free of charge up to two Hudson Ltd. Class A common shares based on the cumulative results achieved by Hudson over a three year period on three performance metrics (PM) against the respective targets (target weight - name - value) and thus as follows: 30 % on Sales of USD 5,828 million, 30 % on Adjusted EBITDA of USD 708 million and 40 % on Cash EPS of USD 2.22. Whereby the PM Cash EPS equals the basic Earnings per Share adjusted for amortization of intangible assets identified during business combinations and other effects. If at vesting the effective cumulative PM are at target level, each PSU grants one share. If a cumulative PM is at 150  % of the target (maximum threshold) or above, each PSU will grant at vesting the specific PM weight of two shares, and if a PM is at 50  % of the PM target (minimum threshold) or below, no share will be granted at vesting. If a PM is between 50  % and 150 % of the target, the pay-out ratio will be allocated on a linear basis. Finally the number of shares granted for each PSU will be the sum of the three pay-out ratios. Additionally, the allocation of shares is subject to an ongoing contractual relationship of the participant with Hudson throughout the vesting period. Holders of PSU are not entitled to vote or receive dividends, like shareholders do. The plans consider different rights in case of early termination.

The holders of one RSU award 2018 will have the right to receive free of charge one Hudson share subject to an ongoing contractual relationship with Hudson throughout the vesting period (award 2018 until May 1, 2021). Holders of these rights are not entitled to vote or receive dividends, like shareholders do. The plan considers different rights in case of early termination.

SHARE PLAN OF DUFRY AG

On December1, 2017, Dufry granted to the members of the Group Executive Committee (GEC) and selected members of the senior management, including Hudson management, the award 2017, which among others, assigned 24,474 PSU's to Hudson employees. The PSU award 2017 has a contractual life of 29 months and will vest on May 4, 2020. At grant date the fair value of one PSU award 2017 represented the market value of one Dufry share at that date, i. e. USD 143.80 (CHF 140.69), adjusted by the probability that participants comply with the ongoing contractual relationship clause. As of December 31, 2018, no PSU award 2017 forfeited, so that 24,474 PSU award 2017 remained outstanding.

Holders of one PSU award 2017 will have the right to receive free of charge up to two Dufry shares depending on the effective cumulative amount of cash earnings per share (Cash EPS) reached by Dufry during the grant year of award and the following two years compared with the target (2017: USD 26.46 / CHF 25.97). The Cash EPS equals the basic Earnings per Share adjusted for amortization of intangible assets identified during business combinations and non-recurring effects. If at vesting the cumulative adjusted Cash EPS is at target level, each PSU grants one share. If the cumulative adjusted Cash EPS is at 150 % of the target (maximum threshold) or above, each PSU grants one and a half shares at vesting, and if the adjusted Cash EPS is at 50 % of the target (minimum threshold) or below, no share will be granted at vesting. If the adjusted Cash EPS is between 50 % and 150 % of the target, the number of shares granted for each PSU will be allocated on a linear basis. Additionally, the allocation of shares is subject to an ongoing contractual relationship of the participant with Dufry throughout the vesting period. Holders of PSU are not entitled to vote or receive dividends, like shareholders do.

On May 3, 2018, the PSU award 2015 vested and Dufry assigned and delivered free of charge 21,034 Dufry shares to the Hudson holders of these certificates. The performance of the PSU award 2015 was measured against the target Cash EPS of USD 24.88 (CHF 24.42) and achieved a pay-out ratio of 0.926 Dufry shares per PSU award 2015, i.e. a total of 21,034 shares.

Holders of 82,536 RSU awards 2016 will have the right to receive free of charge one Dufry share subject to an ongoing contractual relationship with Dufry (and Hudson) throughout the vesting period (award 2016 until January 1, 2019). Holders of these rights are not entitled to vote or receive dividends, like shareholders do.

Dufry has granted to selected members of the senior management the award 2016, which among others assigned 27,399 PSU units to Hudson employees. The PSU award 2016 has a contractual life of 30 months and will vest on May 2, 2019. The performance of the PSU award 2016 was measured against the target Cash EPS of USD 25.06 (CHF 24.59), whereby the group achieved over the three-year period 2016-2018 a Cash EPS of USD 25.19 (CHF 24.72) so that in May 2019 the PSU award 2016 will vest and Dufry will assign 1,010 Dufry shares per PSU award 2016 to Hudson’s PSU holders, i.e. a total of 27,672 shares.

In 2018, Hudson recognized through profit and loss all these share-based plan expenses for a total of USD 6.2 (2017: USD 4.6, 2016: USD 1.2) million.

21.4	EARNINGS PER SHARE

21.4.1	Earnings per share attributable to equity holders of the parent

Basic

Basic earnings per share are calculated by dividing the net profit attributable to equity holders of the parent by the weighted average number of shares outstanding during the year.

IN MILLIONS OF USD / QUANTITY	2018	2017	2016
Net profit attributable to equity holders of the parent	29.5	(40.4)	23.5
Weighted average number of ordinary shares outstanding	92,509,779	92,511,080	92,511,080
Basic earnings per share in USD	0.32	(0.44)	0.25

Diluted

Diluted earnings per share are calculated by dividing the net profit attributable to equity holders of the parent by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on the conversion of all the dilutive potential ordinary shares into ordinary shares.

IN MILLIONS OF USD / QUANTITY	2018	2017	2016
Net profit attributable to equity holders of the parent	29.5	(40.4)	23.5
Weighted average number of ordinary shares outstanding	93,181,243	92,511,080	92,511,080
Diluted earnings per share in USD	0.32	(0.44)	0.25

21.4.2	Weighted average number of ordinary shares

QUANTITY	2018	2017
Outstanding shares	92,511,080	92,511,080
Less treasury shares	(1,301)	-
Used for calculation of basic earnings per share	92,509,779	92,511,080

EFFECT OF DILUTION
Share plans	671,464	-
Used for calculation of diluted earnings per share	93,181,243	92,511,080